Cover	Feb. 06, 2023
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Feb. 06, 2023
Entity File Number	333-210544
Entity Registrant Name	GoLogiq, Inc.
Entity Central Index Key	0001746278
Entity Tax Identification Number	35-2618297
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	85 Broad Street
Entity Address, Address Line Two	16-079
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10004
City Area Code	808
Local Phone Number	829-1057
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false